ACCUMULATED OTHER COMPREHENSIVE INCOME	9 Months Ended
Sep. 30, 2013
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income (Loss) [Text Block]

NOTE H — ACCUMULATED OTHER COMPREHENSIVE INCOME

The following table presents changes in accumulated other comprehensive income for the three and nine months ended September 30, 2013 and 2012.
	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
	(In thousands)
Beginning balance	$191	$1,235	$1,078	$1,285
Unrealized gain (loss) on investment securities available for sale	(102)	167	(1,446)	215
Tax benefit	34	(59)	491	(82)
Other comprehensive loss before reclassification	(68)	108	(955)	133
Amounts reclassified from accumulated comprehensive income:
Realized loss on investment securities included in net income	—	(51)	—	(174)
Tax effect	—	20	—	68
Total reclassifications net of tax	—	(31)	—	(106)
Net current period other comprehensive income (loss)	(68)	77	(955)	27
Ending balance	$123	$1,312	$123	$1,312
The income statement line items impacted by the reclassifications of realized gains (losses) on investment securities is the other non-interest expense and income tax expense line items in the consolidated statement of operations.